Investments in associates and joint arrangements (Tables)	12 Months Ended
Mar. 31, 2024
Investments in associates and joint arrangements
Schedule of joint ventures and associates

	2024	2023
	€m	€m
Investments in joint ventures	8,203	9,578
Investments in associates	1,829	1,501
31 March	10,032	11,079

Schedule of joint ventures

		Country of	Percentage	Percentage
		incorporation or	shareholdings[1]	shareholdings[1]
Name of joint venture	Principal activity	registration	2024	2023
Oak Holdings 1 GmbH	Network infrastructure	Germany	60.3	64.2
VodafoneZiggo Group Holding B.V.	Network operator	Netherlands	50.0	50.0
OXG Glasfaser Beteiligungs GmbH	Fibre infrastructure	Germany	50.0	50.0
Vodafone Idea Limited[2]	Network operator	India	31.4	32.3
TPG Telecom Limited[3]	Network operator	Australia	25.1	25.1

Notes:

1	Effective ownership percentages of Vodafone Group Plc rounded to the nearest tenth of one percent.
2	At 31 March 2024 the fair value of the Group’s interest in Vodafone Idea Limited was INR 208 billion (€2,313 million) (2023: INR 91 billion (€1,021 million)) based on the quoted share price on the National Stock Exchange of India.
3	At 31 March 2024 the fair value of the Group’s interest in TPG Telecom Limited was AUD 2,101 million (€1,269 million) (2023: AUD 2,273 million (€1,401 million)) based on the quoted share price on ASX.

Schedule of aggregated financial information for group's joint ventures

	Investment in joint ventures		(Loss)/profit for the financial year[1]
	2024	2023	2024	2023	2022
	€m	€m	€m	€m	€m
Oak Holdings 1 GmbH	7,620	8,634	(85)	–	–
VodafoneZiggo Group Holding B.V.	516	793	(177)	137	(19)
TPG Telecom Limited	(2)	108	(74)	48	(5)
INWIT S.p.A.	–	–	–	30	27
Other	69	43	(43)	(15)	(14)
Total	8,203	9,578	(379)	200	(11)

Note:

1	Total Other comprehensive (expense)/income is not materially different to (loss)/profit for the financial year.

Schedule of financial information of each of Group's material equity accounted joint ventures

	Oak Holdings 1 GmbH			VodafoneZiggo Group Holding B.V.
	2024	2023	2022	2024	2023	2022
	€m	€m	€m	€m	€m	€m
Income statement
Revenue	1,166	–	–	4,128	4,063	4,056
Operating expenses	(130)	–	–	(2,195)	(2,124)	(2,104)
Depreciation and amortisation	(868)	–	–	(1,555)	(1,527)	(1,592)
Other income	5	–	–	–	–	–
Operating profit	173	–	–	378	412	360
Interest income	5	–	–	–	–	–
Interest expense	(455)	–	–	(809)	11	(276)
Loss/(profit) before tax	(277)	–	–	(431)	423	84
Income tax credit/(expense)	132	–	–	77	(150)	(121)
(Loss)/profit for the financial year[1]	(145)	–	–	(354)	273	(37)

	Vodafone Idea Limited			TPG Telecom Limited
	2024	2023	2022	2024	2023	2022
	€m	€m	€m	€m	€m	€m
Income statement
Revenue	4,749	5,046	4,450	3,371	3,027	3,375
Operating expenses	(3,066)	(3,280)	(2,802)	(2,238)	(1,870)	(2,292)
Depreciation and amortisation	(2,178)	(2,396)	(2,390)	(891)	(700)	(914)
Other expense	83	–	(34)	–	–	–
Operating profit	(412)	(630)	(776)	242	457	169
Interest income	7	9	14	–	–	–
Interest expense	(2,718)	(2,567)	(2,297)	(368)	(172)	(122)
(Loss)/profit before tax	(3,123)	(3,188)	(3,059)	(126)	285	47
Income tax (expense)/credit	(95)	–	2	(8)	(25)	(27)
(Loss)/profit for the financial year[1]	(3,218)	(3,188)	(3,057)	(134)	260	20

12. Investments in associates and joint arrangements (continued)

	INWIT S.p.A.
	2024	2023	2022
	€m	€m	€m
Income statement
Revenue	–	853	785
Operating expenses	–	(73)	(70)
Depreciation and amortisation	–	(508)	(513)
Operating profit	–	272	202
Interest expense	–	(81)	(90)
Profit before tax	–	191	112
Income tax expense	–	(1)	(30)
Profit for the financial year[1]	–	190	82

Note:

1	Total Other comprehensive income/(expense) is not materially different to profit/(loss) for the financial year.

	Oak Holdings 1 GmbH		VodafoneZiggo Group Holding B.V.
	2024	2023	2024	2023
	€m	€m	€m	€m
Statement of financial position
Non-current assets	24,015	23,878	15,753	16,570
Current assets	746	749	884	719
Total assets	24,761	24,627	16,637	17,289
Equity shareholders’ funds	12,630	13,450	1,033	1,586
Non-controlling interests	–	1,262	–	–
Non-current liabilities	9,386	6,709	13,145	13,299
Current liabilities	2,745	3,206	2,459	2,404
Cash and cash equivalents within current assets	267	224	61	20
Non-current liabilities excluding trade and other payables and provisions	8,751	6,215	12,995	13,138
Current liabilities excluding trade and other payables and provisions	502	2,409	1,171	1,247

	Vodafone Idea Limited[1]		TPG Telecom Limited
	2024	2023	2024	2023
	€m	€m	€m	€m
Statement of financial position
Non-current assets	16,251	18,162	9,663	9,823
Current assets	1,654	2,174	900	1,009
Total assets	17,905	20,336	10,563	10,832
Equity shareholders’ (deficit)/funds	(13,710)	(10,760)	2,606	3,019
Non-current liabilities	25,855	24,730	6,789	6,702
Current liabilities	5,760	6,366	1,168	1,111
Cash and cash equivalents within current assets	60	96	192	290
Non-current liabilities excluding trade and other payables and provisions	25,837	24,707	6,704	6,595
Current liabilities excluding trade and other payables and provisions	2,044	2,699	102	86

Note:

1	Includes certain amounts subject to an adjustment mechanism agreed as part of the formation of Vodafone Idea Limited. See note 29 ‘Contingent liabilities and legal proceedings’.

Reconciliation of summarised financial information present to the carrying amount of our interest in joint ventures

	Oak Holdings 1 GmbH		VodafoneZiggo Group Holding B.V.
	2024	2023	2024	2023	2022
	€m	€m	€m	€m	€m
Equity shareholders’ funds	12,630	13,450	1,033	1,586	–
Interest in joint ventures[1]	7,620	8,634	516	793	–
Carrying value	7,620	8,634	516	793	–

(Loss)/profit for the financial year	(145)	–	(354)	273	(37)
Share of (loss)/profit[1]	(85)	–	(177)	137	(19)

	Vodafone Idea Limited			TPG Telecom Limited
	2024	2023	2022	2024	2023	2022
	€m	€m	€m	€m	€m	€m
Equity shareholders’ (deficit)/funds	(13,710)	(10,760)	–	2,606	3,019	–
Interest in joint ventures[1]	(4,300)	(3,475)	–	(53)	56	–
Impairment	(240)	(242)	–	–	–	–
Goodwill	–	–	–	51	52	–
Investment proportion not recognised	4,540	3,717	–	–	–	–
Carrying value	–	–	–	(2)	108	–

(Loss)/profit for the financial year	(3,218)	(3,188)	(3,057)	(134)	260	20
Share of (loss)/profit[1]	(1,009)	(1,030)	(1,357)	(74)	48	(5)
Share of loss not recognised	1,009	1,030	1,357	–	–	–
Share of (loss)/profit[1]	–	–	–	(74)	48	(5)

	INWIT S.p.A.
	2024	2023	2022
	€m	€m	€m
Equity shareholders’ funds	—	—	—
Interest in joint ventures	—	—	—
Carrying value	—	—	—

Profit for the financial year	—	190	82
Share of profit	—	63	27
Share of profit not recognised as held for sale	—	(33)	—
Share of profit	—	30	27

Note:

1	The Group’s effective ownership percentages of Oak Holdings 1 GmbH, VodafoneZiggo Group Holding B.V., Vodafone Idea Limited and TPG Telecom Limited are 60.3%, 50.0%, 31.4% and 25.1%, respectively, rounded to the nearest tenth of one percent.

Schedule of associates

Unless otherwise stated, the Group's principal associates all have share capital consisting solely of ordinary shares and are all indirectly held. The country of incorporation or registration of all associates is also their principal place of operation.

		Country of	Percentage	Percentage
		incorporation or	shareholding[1]	shareholding[1]
Name of associate	Principal activity	registration	2024	2023
Safaricom PLC[2]	Network operator	Kenya	39.9	39.9
Indus Towers Limited[3]	Network infrastructure	India	21.0	21.0

Notes:

1	Effective ownership percentages of Vodafone Group Plc rounded to the nearest tenth of one percent.
2	At 31 March 2024, the fair value of the Group’s interest in Safaricom PLC was KES 284 billion (€1,996 million) (2023: KES 290 billion (€2,012 million)) based on the closing quoted share price on the Nairobi Stock Exchange.
3	At 31 March 2024, the fair value of the Group’s interest in Indus Towers Limited was INR 165 billion (€1,833 million) (2023: INR 81 billion (€908 million)) based on the closing quoted share price on the National Stock Exchange of India.

Schedule of aggregated financial information for group's associates

The table below provides aggregated financial information for the Group’s associates as it relates to the amounts recognised in the consolidated income statement and consolidated statement of financial position.

	Investment in associates		Profit/(loss) for the financial year
	2024	2023	2024	2023	2022
	€m	€m	€m	€m	€m
Safaricom PLC[1]	627	509	159	195	217
Indus Towers Limited	1,104	908	140	50	178
Other	98	84	(16)	(12)	5
Total	1,829	1,501	283	233	400

Note:

1	Other comprehensive income includes profit for the financial year, together with €76 million (2023: €127 million) in respect of the application of IAS 29 to Safaricom’s operations in Ethiopia.

	Safaricom PLC			Indus Towers Limited
	2024	2023	2022	2024	2023	2022
	€m	€m	€m	€m	€m	€m
Income statement
Revenue	2,210	2,468	2,318	3,185	3,343	3,122
Operating expenses	(1,189)	(1,353)	(1,164)	(1,598)	(2,240)	(1,480)
Depreciation and amortisation	(523)	(432)	(309)	(637)	(588)	(598)
Other income	142	68	–	–	–	–
Operating profit	640	751	845	950	515	1,044
Interest income	16	13	9	126	26	–
Interest expense	(121)	(69)	(59)	(218)	(200)	(140)
Profit before tax	535	695	795	858	341	904
Income tax expense	(266)	(285)	(270)	(192)	(102)	(272)
Profit for the financial year and total comprehensive income	269	410	525	666	239	632
Attributable to:
- Owners of the parent	399	489	542	666	239	632
- Non-controlling interests	(130)	(79)	(17)	–	–	–

Statement of financial position
Non-current assets	3,901	3,007		6,082	5,243
Current assets	578	436		1,230	1,081
Total assets	4,479	3,443		7,312	6,324
Equity shareholders' funds	1,566	1,269		4,086	3,453
Non-controlling interests	767	532		–	–
Non-current liabilities	968	753		2,098	1,954
Current liabilities	1,178	889		1,128	917
Cash and cash equivalents within current assets	163	127		7	3
Non-current liabilities excluding trade and other payables and provisions	784	500		1,716	1,665
Current liabilities excluding trade and other payables and provisions	349	322		583	491

The reconciliation of summarised financial information presented to the carrying amount of our interest in the associate is set out below.

	Safaricom PLC			Indus Towers Limited
	2024	2023	2022	2024	2023	2022
	€m	€m	€m	€m	€m	€m
Equity shareholders' funds	1,566	1,269		4,086	3,453
Interest in associates[1]	625	507		860	727
Goodwill	2	2		244	181
Carrying value	627	509		1,104	908

Profit for the financial year	399	489	542	666	239	632
Share of profit	159	195	217	140	50	178

Note:

1	The Group’s effective ownership percentages of Safaricom PLC and Indus Towers Limited are 39.9% and 21.0%, respectively, rounded to the nearest tenth of one percent.